COMMITMENTS AND CONTINGENCY (Tables)	6 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCY
Schedule of total future minimum purchase commitment

The total future minimum purchase commitment under the non-cancellable purchase contracts as of December 31, 2021 are payable as follows:

	Minimum purchase
Twelve months ending December 31,	commitment
2022	¥15,337,798	$2,411,066
2023	300,000	47,159
2024	300,000	47,159
2025	300,000	47,159
Thereafter	—	—
Total minimum payments required	¥16,237,798	$2,552,543

Schedule of Non - cancellable operating lease agreements

The Company entered into several non-cancellable operating lease agreements for office spaces and factories. Future payments under such leases were included in lease liabilities as disclosed in Note 11, other than those within under lease agreements within one year which are disclosed as follows as of December 31, 2021:

	RMB	U.S. Dollars
Twelve months ending June 30,	(Unaudited)	(Unaudited)
2022	¥132,850	$20,884
Total	¥132,850	$20,884